Long-Term Payment Obligation (Tables)	3 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Payment Obligations To Former Related Party Liability

The ongoing payment obligation in connection with the Hirsch acquisition as of March 31, 2015 is as follows (in thousands):

2015 (remaining nine months)	$877
2016	1,205
2017	1,253
2018	1,304
2019	1,356
Thereafter	1,892
Present value discount factor	(1,855)
Total	$6,032